UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2005

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.): |_| is a restatement
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    PilotRock Investment Partners GP, LLC
Address: 1700 East Putnam Avenue
         Old Greenwich, CT 06870

Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. O'Malley, Jr.
Title:  Managing Member
Phone:  (203) 698-8800

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         August 11, 2005
---------------------------         -----------------         ------------------
(Signature)                           (City, State)                  (Date)

Report Type (Check one only.):
|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
                                    PilotRock Investment Partners GP, LLC
----------------                    -------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     32

Form 13F Information Table Value Total:     $148,393
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----
1        28-10619                   O'Malley, Jr., Thomas D.
2        28-10618                   Schmidt, Mark K.

                                  TITLE OF                VALUE    SHARES/ SH/  PUT/   INVSTMT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER                 CLASS        CUSIP    (x$1000)  PRN AMT PRN  CALL   DSCRETN   MANAGERS   SOLE   SHARED   NONE
-----------------------           --------     --------- --------  ------- ---  ----   -------  ----------  -----  ------   ----
ABX AIR INC.                        COM        00080S101    4075    500000  SH            X        1, 2            500000
AMERICAN TOWER CORP.                CL A       029912201   10510    500000  SH            X        1, 2            500000
APPLE COMPUTER INC                  COM        037833100    1841     50000  SH            X        1, 2             50000
AVIALL INC NEW                      COM        05366B102    3159    100000  SH            X        1, 2            100000
BARRETT BILL CORP.                  COM        06846N104    2958    100000  SH            X        1, 2            100000
CENTURY ALUMINUM CO.                COM        156431108    2040    100000  SH            X        1, 2            100000
CHENIERE ENERGY INC.                NEW        16411R208    1555     50000  SH            X        1, 2             50000
CHESAPEAKE ENERGY CORP.             COM        165167107    1140     50000  SH            X        1, 2             50000
COMPASS MINERALS INC                COM        20451N101    4563    195000  SH            X        1, 2            195000
CONOCOPHILLIPS                      COM        20825C104    2875     50000  SH            X        1, 2             50000
CONSOL ENERGY INC                   COM        20854P109    8037    150000  SH            X        1, 2            150000
DADE BEHRING HOLDINGS INC.          COM        23342J206    8776    135000  SH            X        1, 2            135000
FIDELITY NATL FINL INC              COM        316326107    8030    225000  SH            X        1, 2            225000
FLIR SYSTEMS INC.                   COM        302445101    2238     75000  SH            X        1, 2             75000
GENTEK INC                          COM        37245X203    2338    234500  SH            X        1, 2            234500
IHOP CORP.                          COM        449623107    2170     50000  SH            X        1, 2             50000
KLA-TENCOR CORP.                    COM        4824800SI    2184     50000  SH   PUT      X        1, 2             50000
LIONBRIDGE TECHNOLOGIES INC.        COM        536252109    1865    275000  SH            X        1, 2            275000
MCAFEE INC                          COM        579064106    9163    350000  SH            X        1, 2            350000
MEASUREMENT  SPECIALTIES INC        COM        583421102    3482    150000  SH            X        1, 2            150000
NABORS INDUSTRIES LTD.              COM        G6359F103    4547     75000  SH            X        1, 2             75000
NATIONAL OILWELL VARCO INC.         COM        637071101    4754    100000  SH            X        1, 2            100000
PEABODY ENERGY CORP.                COM        704549104    2602     50000  SH            X        1, 2             50000
RELIANT ENERGY INC                  COM        75952B105    6190    500000  SH            X        1, 2            500000
RSA SECURITY INC.                   COM        749719100    4592    400000  SH            X        1, 2            400000
SBA COMMUNICATIONS  CORP            COM        78388J106    7753    574285  SH            X        1, 2            574285
SIEBEL SYS INC.                     COM        826170102    5785    650000  SH            X        1, 2            650000
SYMANTEC CORP.                      COM        871503108    6522    300000  SH            X        1, 2            300000
TITAN CORP.                         COM        888266103    2274    100000  SH            X        1, 2            100000
TRANSOCEAN INC.                     ORD        G90078109    2699     50000  SH            X        1, 2             50000
VALERO ENERGY CORP                  COM        91913Y100   13053    165000  SH            X        1, 2            165000
WALTER INDS INC                     COM        93317Q105    4623    115000  SH            X        1, 2            115000
TOTAL                                                     148393